Related Party Transactions and Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
Honeywell Puerto Rico Savings Plan [Member]
Related Party Transactions and Exempt Party-In-Interest Transactions [Abstract]
Related Party Transactions and Exempt Party-In-Interest Transactions
6.	Related Party Transactions and Exempt Party-In-Interest Transactions

The Master Trust is invested in the Company’s common stock which qualifies as an exempt party-in-interest transaction. During the year ended December 31, 2025, the Master Trust’s investment in the Company’s common stock included purchases of approximately $187 million, sales of approximately $516 million, realized gains of approximately $241 million (realized gains of approximately $2 million by the Plan), unrealized gain of approximately $579 million and dividend income of approximately $79 million. The Master Trust invests in short term investment funds managed by the Custodian. These related transactions qualify as an exempt party-in-interest transactions.

The Company is both the plan sponsor and a party to the Master Trust, therefore the Master Trust investment and the Plan’s interest of $23 million in the Company’s common stock qualifies as a related party transaction, along with the dividend income of $502 thousand earned by the Plan on this investment.